Federated Institutional Trust

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 2000


VIA EDGAR
---------

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   Federated Institutional Trust
      1933 Act File No. 033-54445
      1940 Act File No. 811-07193

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated September 30, 2000, used with respect to Federated Government Ultrashort Fund, a series of Federated Institutional Trust, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 10 on September 26, 2000.

      If you have any questions regarding this certification,  please call me at
(412) 288-8160.

Very Truly Yours,


/S/ C.GRANT ANDERSON
--------------------
C. Grant Anderson,
Assistant Secretary